MAL-Q1

Quarterly Report
June 30, 2025
MFS®  Alabama
Municipal Bond Fund

Portfolio of Investments
6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.6%
Airport Revenue – 0.6%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$55,000	$48,626
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	50,000	42,955
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	325,000	325,196
		$416,777
General Obligations - General Purpose – 14.1%
Arab, AL, General Obligation Warrants, “A”, AGM, 3%, 12/01/2046	$1,120,000	$794,492
Birmingham-Jefferson, AL, Civic Center Authority Rev., “A”, 5.25%, 6/01/2053	750,000	763,739
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	160,000	146,498
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	270,000	276,699
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.625%, 7/01/2029	34,176	36,049
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	115,194	124,251
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	31,477	30,710
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	57,199	55,074
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	24,283	23,136
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	33,016	29,341
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	121,336	103,671
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	40,508	28,004
Fort Payne, AL, General Obligation Warrants, “A”, AGM, 5%, 5/01/2047	750,000	751,137
Mobile County, AL, General Obligation Warrants, 5%, 2/01/2043	675,000	702,474
Mobile, AL, General Obligation Warrants, “A”, 5%, 2/15/2042	750,000	789,502
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2034	655,000	641,720
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2035	250,000	244,353
Oxford, AL, General Obligation Warrants, 2%, 5/01/2026	140,000	138,401
Oxford, AL, General Obligation Warrants, “A”, 5%, 7/01/2052	1,000,000	1,018,107
Pike Road, AL, General Obligation, 5%, 3/01/2048	500,000	509,427
Pike Road, AL, General Obligation, 5%, 3/01/2052	500,000	508,130
Prattville, AL, General Obligation Warrants, 4.85%, 2/01/2050	500,000	492,171
Prattville, AL, General Obligation Warrants, 5%, 2/01/2055	500,000	496,147
Rainsville, AL, General Obligation Warrants, AGM, 4.125%, 1/01/2049	500,000	448,460
State of Illinois, General Obligation, 5.5%, 5/01/2039	120,000	125,697
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	55,000	56,140
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	70,000	61,982
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	30,000	26,168
		$9,421,680
General Obligations - Schools – 4.4%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$255,000	$201,359
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	625,000	445,934
Mobile County, AL, Board of School Commissioners, Special Tax School Warrants, 4%, 3/01/2039	1,000,000	964,010
Mobile County, AL, Board of School Commissioners, Special Tax School Warrants, “B”, BAM, 4.125%, 3/01/2047	1,000,000	905,704
Walker County, AL, Board of Education, Special Tax School Warrants, AGM, 4.25%, 3/01/2054	500,000	446,028
		$2,963,035
Healthcare Revenue - Hospitals – 7.3%
Alabama DCH Health Care Authority, “A”, 4%, 6/01/2046	$1,000,000	$880,558
Alabama DCH Health Care Authority, Health Care Facilities Rev., 5%, 6/01/2033	500,000	500,400
Alabama Health Care Authority (Baptist Health), “A”, 5%, 11/15/2037	875,000	908,555
Birmingham, AL, Special Care Facilities Financing Authority, Health Care Rev. (Children's Hospital), 5%, 6/01/2031	750,000	750,680
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	15,000	12,552
East Alabama Health Care Authority, Health Care Facilities Rev., “A”, 4%, 9/01/2048	500,000	441,789
Mobile, AL, Infirmary Health System Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 4%, 2/01/2040	1,000,000	907,485

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	$505,000	$457,556
		$4,859,575
Healthcare Revenue - Long Term Care – 1.7%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	$250,000	$219,823
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 4%, 12/01/2038	1,000,000	922,886
		$1,142,709
Industrial Revenue - Other – 0.6%
Mobile County, AL, Limited Obligation Warrants (Gomesa Project), 4%, 11/01/2045 (n)	$500,000	$429,074
Industrial Revenue - Paper – 0.8%
Selma, AL, Industrial Development Board, Gulf Opportunity Zone Refunding Rev. (International Paper Co. Project), “A”, 4.2%, 5/01/2034	$500,000	$505,117
Miscellaneous Revenue - Other – 1.1%
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	$260,000	$254,081
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	275,000	268,075
Stadium Trace Village District, AL, Development Incentive Anticipation Bonds, 3.625%, 3/01/2036	200,000	176,833
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	35,000	35,288
		$734,277
Multi-Family Housing Revenue – 2.4%
Alabama Housing Finance Authority, Multi-Family Tax-Exempt (Cooper Green Homes Project), “B”, 4.45%, 8/01/2045	$1,000,000	$956,590
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	215,118	208,304
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Mountain View II & III Apartments Project), HUD Section 8, 5%, 2/01/2042 (Put Date 9/01/2025)	75,000	75,285
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	585,000	379,828
		$1,620,007
Port Revenue – 2.4%
Alabama Port Authority Docks Facilities Refunding Rev., “A”, AGM, 5%, 10/01/2025	$630,000	$631,980
Alabama Port Authority Docks Facilities Refunding Rev., “A”, AGM, 5%, 10/01/2035	1,000,000	1,009,036
		$1,641,016
Sales & Excise Tax Revenue – 8.9%
Cherokee County, AL, Board of Education Special Tax School Warrants (Sales Tax), 5%, 12/01/2048	$1,000,000	$1,006,029
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2044	820,000	313,349
Enterprise, AL, Board of Education Special Tax School Warrants, BAM, 5%, 3/01/2040	500,000	526,231
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	60,000	53,110
Jefferson County, AL, Cooper Green Mercy Health Services Authority Rev., “A”, 5.25%, 9/01/2052	810,000	816,081
Jefferson County, AL, Limited Obligation Refunding Warrants, 4%, 9/15/2042	500,000	465,399
Lawrence County, AL, Board of Education Special Tax School Warrants, AGM, 4%, 2/01/2042	1,000,000	914,946
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	16,000	15,336
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	57,000	52,404
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	796,000	748,342
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	142,000	133,242
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	58,000	54,423
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	401,000	365,420
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	4,000	3,414
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	247,000	192,713
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	237,000	168,462
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	110,000	34,831
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	100,000	96,750
		$5,960,482

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – 8.2%
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “A”, GNMA, 5.75%, 4/01/2055	$500,000	$540,371
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “A”, GNMA, 5.75%, 4/01/2056	750,000	822,127
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “B”, GNMA, 4.55%, 10/01/2044	750,000	722,862
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “B”, GNMA, 5.05%, 10/01/2045 (w)	500,000	501,039
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “B”, GNMA, 6%, 4/01/2055	750,000	818,409
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “C”, GNMA, 5.75%, 4/01/2055	750,000	812,031
Alabama Housing Finance Authority, Collateralized Single Family Mortgage Rev., “D”, GNMA, 4.5%, 10/01/2049	750,000	697,035
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	40,000	40,052
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	385,000	380,593
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.5%, 9/01/2046	130,000	123,734
		$5,458,253
State & Local Agencies – 4.7%
Baldwin County, AL, Public Building Authority Rev. (Jail Project), 4.375%, 3/01/2046	$1,250,000	$1,191,087
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, AGM, 5%, 7/01/2030	210,000	210,254
Cherokee County, AL, Public Building Authority Rev., 4.5%, 7/01/2053	750,000	682,664
Irondale, AL, Public Building Authority Lease Rev., 5%, 10/01/2044	1,000,000	1,033,362
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/2032)	40,000	46,820
		$3,164,187
Student Loan Revenue – 0.6%
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	$90,000	$67,359
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	320,000	315,558
		$382,917
Tax - Other – 8.2%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	$45,000	$44,299
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	125,000	129,271
Cullman, AL, Board of Education Special Tax School Warrants, “A”, BAM, 4.25%, 3/01/2054	750,000	669,041
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	30,000	30,212
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	85,000	83,705
Jefferson County, AL, Board of Education Public School Warrants, 5%, 2/01/2044	500,000	518,235
Jefferson County, AL, Board of Education Public School Warrants, 5%, 2/01/2046	500,000	514,225
Lauderdale County, AL, Agriculture Center Authority Rev., 5.25%, 7/01/2064	750,000	758,570
Lee County, AL, Board of Education Special Tax School Warrants, AGM, 5%, 2/01/2042	350,000	362,726
Lee County, AL, Board of Education Special Tax School Warrants, AGM, 5%, 2/01/2043	250,000	258,033
Lee County, AL, Board of Education Special Tax School Warrants, AGM, 5%, 2/01/2044	325,000	334,309
Marshall County, AL, Board of Education, Special Tax School Warrants, BAM, 4%, 3/01/2044	500,000	451,942
Marshall County, AL, Board of Education, Special Tax School Warrants, BAM, 4.125%, 3/01/2049	500,000	448,106
St. Clair County, AL, Board of Education, Special Tax School Warrants (15 Mill Moody Tax), “A”, BAM, 4.125%, 2/01/2048	500,000	452,144
St. Clair County, AL, Board of Education, Special Tax School Warrants (15 Mill Moody Tax), “A”, BAM, 4.25%, 2/01/2052	500,000	449,672
		$5,504,490
Tobacco – 0.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	$170,000	$154,690
Toll Roads – 0.3%
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	$250,000	$192,397
Transportation - Special Tax – 1.2%
Alabama Federal Aid Highway Finance Authority, Special Obligation Rev., “A”, 5%, 3/01/2045	$750,000	$781,454
Universities - Colleges – 11.9%
Alabama Community College System Board of Trustees Rev. (Bishop State Community College), BAM, 4%, 1/01/2049	$1,000,000	$850,960
Alabama Community College System Board of Trustees Rev. (Calhoun Community College), AGM, 4.125%, 5/01/2049	750,000	685,321
Alabama Community College System Board of Trustees Rev. (Gadsden State Community College), AGM, 5%, 6/01/2048	500,000	505,212
Alabama Community College System Board of Trustees Rev. (Gadsden State Community College), AGM, 5%, 6/01/2053	500,000	500,731

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Auburn University, AL, General Fee Rev., “A”, 5%, 6/01/2048	$1,500,000	$1,507,636
Homewood, AL, Educational Building Authority, Facilities Rev. (Samford University), “A”, 5%, 12/01/2034	500,000	502,679
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, 5%, 7/01/2036	580,000	581,933
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.25%, 8/01/2048	750,000	754,476
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, BAM, 5%, 8/01/2056	500,000	492,210
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	345,000	271,533
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	50,000	49,889
University of South Alabama Facilities Rev., “A”, BAM, 5%, 4/01/2049	750,000	751,253
University of South Alabama Facilities Rev., “A”, BAM, 5.25%, 4/01/2054	500,000	513,065
		$7,966,898
Utilities - Investor Owned – 0.7%
Mobile, AL, Industrial Development Board Pollution Control Rev. (Alabama Power Co. Barry Plant Project), “C”, 3.78%, 6/01/2034 (Put Date 6/16/2026)	$500,000	$501,026
Utilities - Municipal Owned – 1.6%
Huntville, AL, Electric Rev. Warrants, 5%, 12/01/2043	$750,000	$782,777
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	100,000	54,625
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	65,000	35,506
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	15,000	14,428
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	95,000	51,894
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	70,000	68,953
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	14,741
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	50,000	27,313
		$1,050,237
Utilities - Other – 5.4%
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	$210,000	$212,507
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	425,000	446,935
Black Belt Energy Gas District, AL, Gas Project Rev., “B”, 5%, 10/01/2055 (Put Date 9/01/2032)	310,000	326,366
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	410,000	429,648
Public Energy Authority of Kentucky, Gas Supply Rev., “A-1”, 4%, 8/01/2052 (Put Date 8/01/2030)	1,000,000	995,719
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	360,000	377,615
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 6), 5%, 1/01/2054 (Put Date 6/01/2030)	500,000	526,682
Southeast Alabama Energy Authority, Cooperative District Energy Supply Rev., “A”, 5%, 11/01/2035	300,000	309,943
		$3,625,415
Water & Sewer Utility Revenue – 11.3%
Alabama Harvest-Monrovia Water, Sewer & Fire Protection Authority, Inc. Rev., AGM, 4.5%, 4/01/2045	$750,000	$741,019
Baldwin County, AL, Solid Waste Disposal Authority Rev., 4.25%, 12/01/2048	500,000	458,578
Baldwin County, AL, Solid Waste Disposal Authority Rev., 4.375%, 12/01/2053	500,000	456,647
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	120,000	118,995
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	95,000	93,845
Jefferson County, AL, Sewer Rev. Warrants, 5.5%, 10/01/2053	1,000,000	1,025,102
Limestone County, AL, Water & Sewer Authority Rev., 5%, 12/01/2045	1,000,000	1,023,942
Limestone County, AL, Water & Sewer Authority Rev., 4.125%, 12/01/2049	750,000	664,116
Madison, AL, Water & Wastewater Board Rev., 3%, 12/01/2050	1,000,000	689,283
Orange Beach, AL, Water Sewer & Fire Protection Authority Water Rev., 4%, 5/15/2047	1,000,000	884,855
Prattville, AL, Water Works Board Rev., 5.125%, 8/01/2053	750,000	762,814
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2044 (a)(d)	700,000	455,000
Texas Water Development Board State Water Implementation Rev., “A”, 5%, 10/15/2058	200,000	202,011
		$7,576,207
Total Municipal Bonds		$66,051,920

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – 0.1%
Transportation - Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	$109,932	$36,728
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$130,227	$80,089
Mutual Funds (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 4.35% (v)	645,201	$645,266

Other Assets, Less Liabilities – 0.2%		145,228
Net Assets – 100.0%		$66,959,231

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $645,266 and $66,168,737, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$816,633, representing 1.2% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$66,132,009	$—	$66,132,009
U.S. Corporate Bonds	—	36,728	—	36,728
Investment Companies	645,266	—	—	645,266
Total	$645,266	$66,168,737	$—	$66,814,003
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended June 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,171,553	$4,212,448	$5,738,684	$(102)	$51	$645,266

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$14,118	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2025, are as follows:
Alabama	83.6%
Puerto Rico	3.9%
Illinois	1.9%
Kentucky	1.5%
New York	1.4%
California	0.9%
Maryland	0.8%
North Carolina	0.7%
Arkansas	0.7%
Guam	0.6%
Louisiana	0.6%
New Jersey	0.5%
Texas	0.4%
Massachusetts	0.4%
Pennsylvania	0.4%
Virginia	0.4%
New Hampshire	0.3%
Colorado	0.2%
Wisconsin	0.1%
New Mexico	0.1%
Iowa	0.1%
Connecticut	0.1%
U.S. Virgin Islands	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.